Leases - Components of Net Investment in Sales - Type and Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net Investment in Leases [Abstract]
Lease receivables	$ 8,731	$ 10,738
Unguaranteed residual values accruing to the lessor's benefit	1,323	1,610
Total net investment in sales-type and direct financing leases	$ 10,054	$ 12,348